SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Gain (Loss) on Settlement of Investments, Net and Other Income (Loss), Net (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011 Restated
Gain (loss) on settlement of investments, net
Gain on settlement of real estate securities	$ 224,300	$ 9,853	$ 14,629	$ 81,434
Loss on settlement of real estate securities		(3,592)	(4,433)	(5,091)
Gain on sale of CDO X interests			224,317
Gain on repayment/disposition of loans held-for sale		10,716		1,838
Loss on repayment/disposition of loans held for sale		(354)	(1,614)
Realized gain (loss) on termination of derivative instruments		813
Loss on disposal of long-lived assets		(67)	(2)
Gain Loss on Investments		17,369	232,897	78,181
Other income (loss), net
Gain (loss) on non-hedge derivative instruments		10,577	9,101	3,284
Unrealized gain (loss) recognized at de-designation of hedges		(110)	(7,036)	(13,939)
Hedge ineffectiveness			483	(917)
Gains on deconsolidation				45,072
Equity in earnings of equity method investees		(97)		272
Collateral management fee income, net		1,279	1,786	2,432
Other income (loss)		1,718	978
Total Other income (loss), net		$ 13,367	$ 5,312	$ 36,204